UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5225

                        OPPENHEIMER SMALL- & MID- CAP VALUE FUND
                        --------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: OCTOBER 31
                                                ----------

           Date of reporting period: NOVEMBER 1, 2004 - APRIL 30, 2005
                                     ---------------------------------



ITEM 1.  REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Machinery                                                                   7.5%
--------------------------------------------------------------------------------
Software                                                                    5.2
--------------------------------------------------------------------------------
Electric Utilities                                                          5.0
--------------------------------------------------------------------------------
Insurance                                                                   4.9
--------------------------------------------------------------------------------
Real Estate                                                                 4.4
--------------------------------------------------------------------------------
Media                                                                       4.2
--------------------------------------------------------------------------------
Oil & Gas                                                                   4.1
--------------------------------------------------------------------------------
Chemicals                                                                   3.9
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                               3.7
--------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods                                            3.1

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2005, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A                                                2.8%
--------------------------------------------------------------------------------
AFC Enterprises, Inc.                                                       2.1
--------------------------------------------------------------------------------
CMS Energy Corp.                                                            2.1
--------------------------------------------------------------------------------
Marvel Enterprises, Inc.                                                    1.9
--------------------------------------------------------------------------------
Newcastle Investment Corp.                                                  1.8
--------------------------------------------------------------------------------
Novell, Inc.                                                                1.7
--------------------------------------------------------------------------------
NorthStar Realty Finance Corp.                                              1.7
--------------------------------------------------------------------------------
AMETEK, Inc.                                                                1.6
--------------------------------------------------------------------------------
Orbital Sciences Corp.                                                      1.6
--------------------------------------------------------------------------------
Take-Two Interactive Software, Inc.                                         1.6

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2005, and are based on net assets.

For more current Fund holdings, please visit www.oppenheimerfunds.com
--------------------------------------------------------------------------------


                  9 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SECTOR ALLOCATION

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary       21.4%
Industrials                  20.4
Financials                   17.7
Information Technology       12.1
Utilities                     8.3
Materials                     7.0
Energy                        5.5
Health Care                   4.1
Telecommunication Services    3.5

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2005, and are based on total value of common stocks.

--------------------------------------------------------------------------------


                  10 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Prior to 4/28/00, the Fund's sub-advisor was OpCap Advisors, Inc., its advisor until 11/22/95.

CLASS A shares of the Fund were first publicly offered on 1/3/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. Class A shares are subject to a maximum annual 0.25% asset-based sales charge. The asset-based sales charge is subject to a voluntary waiver of a portion or all of the charge as described in the Prospectus, and the Board of Trustees has set the rate at zero.

CLASS B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B does not include any contingent deferred sales charges on redemption and uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.


                  11 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES
--------------------------------------------------------------------------------

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  12 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to


                  13 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                BEGINNING         ENDING          EXPENSES
                                ACCOUNT           ACCOUNT         PAID DURING
                                VALUE             VALUE           6 MONTHS ENDED
                                (11/1/04)         (4/30/05)       APRIL 30, 2005
--------------------------------------------------------------------------------
Class A Actual                  $ 1,000.00        $ 1,086.40      $  6.43
--------------------------------------------------------------------------------
Class A Hypothetical              1,000.00          1,018.65         6.23
--------------------------------------------------------------------------------
Class B Actual                    1,000.00          1,082.10        10.79
--------------------------------------------------------------------------------
Class B Hypothetical              1,000.00          1,014.48        10.44
--------------------------------------------------------------------------------
Class C Actual                    1,000.00          1,082.30        10.58
--------------------------------------------------------------------------------
Class C Hypothetical              1,000.00          1,014.68        10.24
--------------------------------------------------------------------------------
Class N Actual                    1,000.00          1,084.50         8.25
--------------------------------------------------------------------------------
Class N Hypothetical              1,000.00          1,016.91         7.98

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended April 30, 2005 are as follows:

CLASS         EXPENSE RATIOS
----------------------------
Class A            1.24%
----------------------------
Class B            2.08
----------------------------
Class C            2.04
----------------------------
Class N            1.59

--------------------------------------------------------------------------------


                  14 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF INVESTMENTS  April 30, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--97.5%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--20.8%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.0%
Accuride Corp. 1                                     1,500,000   $    13,005,000
--------------------------------------------------------------------------------
DISTRIBUTORS--0.7%
Source Information
Management Co.
(The) 1                                                800,000         8,376,000
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.7%
AFC Enterprises, Inc. 1                              1,000,000        27,000,000
--------------------------------------------------------------------------------
Dave & Buster's, Inc. 1                                117,000         1,971,450
--------------------------------------------------------------------------------
Lodgian, Inc. 1                                         46,200           395,010
--------------------------------------------------------------------------------
Scientific Games
Corp., Cl. A 1                                         800,000        17,176,000
                                                                 ---------------
                                                                      46,542,460

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.8%
Jarden Corp. 1                                         367,400        16,411,758
--------------------------------------------------------------------------------
WCI Communities,
Inc. 1                                                 225,000         6,306,750
                                                                 ---------------
                                                                      22,718,508

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.6%
ValueVision Media,
Inc., Cl. A 1,2                                      2,000,000        19,800,000
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.9%
Marvel Enterprises,
Inc. 1                                               1,200,000        23,520,000
--------------------------------------------------------------------------------
MEDIA--4.2%
Navarre Corp. 1,2                                    2,150,000        17,200,000
--------------------------------------------------------------------------------
UnitedGlobalCom,
Inc., Cl. A 1                                        4,000,000        35,800,000
                                                                 ---------------
                                                                      53,000,000

--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.8%
Blockbuster, Inc.,
Cl. A                                                1,300,000        12,870,000
--------------------------------------------------------------------------------
Blockbuster, Inc.,
Cl. B                                                  650,000         6,136,000
--------------------------------------------------------------------------------
Pantry, Inc. (The) 1                                   500,000        16,010,000
                                                                 ---------------
                                                                      35,016,000

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--3.1%
Fossil, Inc. 1                                         500,000   $    11,630,000
--------------------------------------------------------------------------------
Quicksilver, Inc. 1                                    600,000        16,530,000
--------------------------------------------------------------------------------
Warnaco Group,
Inc. (The) 1                                           500,000        11,230,000
                                                                 ---------------
                                                                      39,390,000

--------------------------------------------------------------------------------
ENERGY--5.3%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.2%
Pride International,
Inc. 1                                                 700,000        15,610,000
--------------------------------------------------------------------------------
OIL & GAS--4.1%
Energy Partners Ltd. 1                                 750,000        17,145,000
--------------------------------------------------------------------------------
KCS Energy, Inc.                                       400,000         5,616,000
--------------------------------------------------------------------------------
Parallel Petroleum
Corp. 1                                                600,000         4,668,000
--------------------------------------------------------------------------------
Plains Exploration
& Production Co. 1                                     200,000         6,436,000
--------------------------------------------------------------------------------
Range Resources
Corp.                                                  550,000        12,457,500
--------------------------------------------------------------------------------
Warren Resources,
Inc. 1                                                 600,000         5,136,000
                                                                 ---------------
                                                                      51,458,500

--------------------------------------------------------------------------------
FINANCIALS--17.3%
--------------------------------------------------------------------------------
COMMERCIAL BANKS--2.7%
BankAtlantic
Bancorp, Inc.                                          750,000        12,795,000
--------------------------------------------------------------------------------
Cullen/Frost
Bankers, Inc.                                          275,000        11,913,000
--------------------------------------------------------------------------------
Sterling Financial
Corp.                                                  300,000         9,807,000
                                                                 ---------------
                                                                      34,515,000

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.7%
Affiliated Managers
Group, Inc. 1                                          300,000        18,759,000
--------------------------------------------------------------------------------
Apollo Investment
Corp.                                                  950,000        15,067,000
                                                                 ---------------
                                                                      33,826,000


                  15 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE--4.9%
Assured Guaranty
Ltd.                                                   900,000   $    17,154,000
--------------------------------------------------------------------------------
Everest Re
Group Ltd.                                             110,000         9,042,000
--------------------------------------------------------------------------------
Phoenix Cos.,
Inc. (The)                                             875,000         9,913,750
--------------------------------------------------------------------------------
Platinum
Underwriters
Holdings Ltd.                                          550,300        16,288,880
--------------------------------------------------------------------------------
Protective Life Corp.                                  225,000         8,604,000
                                                                 ---------------
                                                                      61,002,630

--------------------------------------------------------------------------------
REAL ESTATE--4.4%
BioMed Realty
Trust, Inc.                                            250,000         5,050,000
--------------------------------------------------------------------------------
Education Realty
Trust, Inc. 1                                          446,900         7,150,400
--------------------------------------------------------------------------------
Newcastle
Investment Corp.                                       750,000        22,117,500
--------------------------------------------------------------------------------
NorthStar Realty
Finance Corp. 1,2                                    2,000,000        20,880,000
                                                                 ---------------
                                                                      55,197,900

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--2.6%
Bank Mutual Corp.                                      700,000         7,371,000
--------------------------------------------------------------------------------
E-LOAN, Inc. 1                                       1,000,000         2,610,000
--------------------------------------------------------------------------------
Franklin Bank Corp. 1                                  600,000        10,086,000
--------------------------------------------------------------------------------
NewAlliance
Bancshares, Inc.                                       950,000        12,445,000
                                                                 ---------------
                                                                      32,512,000

--------------------------------------------------------------------------------
HEALTH CARE--4.0%
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.9%
Manor Care, Inc.                                       350,000        11,672,500
--------------------------------------------------------------------------------
Triad Hospitals, Inc. 1                                250,000        12,812,500
                                                                 ---------------
                                                                      24,485,000

--------------------------------------------------------------------------------
PHARMACEUTICALS--2.1%
Andrx Corp. 1                                          700,000        13,937,000
--------------------------------------------------------------------------------
Valeant
Pharmaceuticals
International, Inc.                                    600,000        12,450,000
                                                                 ---------------
                                                                      26,387,000

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
INDUSTRIALS--19.9%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.8%
BE Aerospace, Inc. 1                                 1,200,000   $    14,568,000
--------------------------------------------------------------------------------
Orbital Sciences
Corp. 1                                              2,200,000        20,504,000
                                                                 ---------------
                                                                      35,072,000

--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.8%
Jacuzzi Brands, Inc. 1                               1,100,000         9,955,000
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.7%
TeleTech
Holdings, Inc. 1                                       800,000         8,400,000
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--2.2%
Perini Corp. 1                                         232,700         3,225,222
--------------------------------------------------------------------------------
Quanta Services,
Inc. 1                                               1,600,000        12,768,000
--------------------------------------------------------------------------------
URS Corp. 1                                            400,000        12,300,000
                                                                 ---------------
                                                                      28,293,222

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.6%
AMETEK, Inc.                                           550,000        20,828,500
--------------------------------------------------------------------------------
MACHINERY--7.5%
Actuant Corp., Cl. A 1                                 461,500        19,655,285
--------------------------------------------------------------------------------
Chicago Bridge &
Iron Co. NV                                            550,000        12,309,000
--------------------------------------------------------------------------------
Esterline
Technologies Corp. 1                                   450,000        14,544,000
--------------------------------------------------------------------------------
Freightcar America,
Inc. 1                                                  75,400         1,463,514
--------------------------------------------------------------------------------
Gardner Denver, Inc. 1                                 350,000        12,789,000
--------------------------------------------------------------------------------
Idex Corp.                                             325,000        12,106,250
--------------------------------------------------------------------------------
JLG Industries, Inc.                                   300,000         6,114,000
--------------------------------------------------------------------------------
Oshkosh Truck Corp.                                    200,000        15,030,000
                                                                 ---------------
                                                                      94,011,049

--------------------------------------------------------------------------------
MARINE--0.5%
Diana Shipping, Inc. 1                                 410,000         5,842,500
--------------------------------------------------------------------------------
ROAD & RAIL--1.8%
Old Dominion
Freight Line, Inc. 1                                   150,000         4,215,000
--------------------------------------------------------------------------------
Overnite Corp.                                         400,000        11,992,000
--------------------------------------------------------------------------------
Pacer International,
Inc. 1                                                 300,000         6,219,000
                                                                 ---------------
                                                                      22,426,000


                  16 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--2.0%
Hughes Supply, Inc.                                    550,000   $    14,355,000
--------------------------------------------------------------------------------
Interline Brands, Inc. 1                               650,000        10,790,000
                                                                 ---------------
                                                                      25,145,000

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--11.8%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.5%
Carrier Access Corp. 1                               1,500,000         7,905,000
--------------------------------------------------------------------------------
Polycom, Inc. 1                                        750,000        11,445,000
                                                                 ---------------
                                                                      19,350,000

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.0%
Maxtor Corp. 1                                       2,500,000        12,125,000
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.4%
Lipman Electronic
Engineering Ltd.                                       150,000         4,363,500
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.4%
24/7 Real Media,
Inc. 1                                               1,850,014         5,309,540
--------------------------------------------------------------------------------
IT SERVICES--1.9%
Ceridian Corp. 1                                       700,000        11,809,000
--------------------------------------------------------------------------------
CSG Systems
International, Inc. 1                                  700,000        12,033,000
                                                                 ---------------
                                                                      23,842,000

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.4%
MEMC Electronic
Materials, Inc. 1                                    1,500,000        17,595,000
--------------------------------------------------------------------------------
SOFTWARE--5.2%
Compuware Corp. 1                                    1,900,000        11,305,000
--------------------------------------------------------------------------------
Novell, Inc. 1                                       3,700,000        21,867,000
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                       750,000        12,330,000
--------------------------------------------------------------------------------
Take-Two Interactive
Software, Inc. 1                                       850,000        20,000,500
                                                                 ---------------
                                                                      65,502,500

--------------------------------------------------------------------------------
MATERIALS--6.9%
--------------------------------------------------------------------------------
CHEMICALS--3.9%
Airgas, Inc.                                           500,000        10,960,000
--------------------------------------------------------------------------------
Albemarle Corp.                                        350,000        12,813,500
--------------------------------------------------------------------------------
Celanese Corp.,
Series A 1                                             800,000        11,640,000

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
CHEMICALS Continued
Minerals
Technologies, Inc.                                     200,000   $    13,064,000
                                                                 ---------------
                                                                      48,477,500

--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.2%
Smurfit-Stone
Container Corp.                                      1,100,000        14,421,000
--------------------------------------------------------------------------------
METALS & MINING--1.0%
Century
Aluminum Co. 1                                         550,000        12,815,000
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.8%
Bowater, Inc.                                          325,000        10,559,250
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.4%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.5%
IDT Corp., Cl. B 1                                   1,300,000        18,278,000
--------------------------------------------------------------------------------
Premiere Global
Services, Inc. 1                                     1,200,000        12,960,000
                                                                 ---------------
                                                                      31,238,000

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.9%
SBA
Communications
Corp. 1                                              1,400,000        11,872,000
--------------------------------------------------------------------------------
UTILITIES--8.1%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--5.0%
AES Corp. (The) 1                                      800,000        12,864,000
--------------------------------------------------------------------------------
CMS Energy Corp.                                     2,000,000        25,840,000
--------------------------------------------------------------------------------
NRG Energy, Inc. 1                                     400,000        12,440,000
--------------------------------------------------------------------------------
Reliant Energy, Inc. 1                               1,200,000        12,204,000
                                                                 ---------------
                                                                      63,348,000

--------------------------------------------------------------------------------
GAS UTILITIES--1.2%
Southern Union Co.                                     600,000        14,364,000
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.9%
Equitable
Resources, Inc.                                        160,000         9,222,400
--------------------------------------------------------------------------------
Questar Corp.                                          260,000        15,184,000
                                                                 ---------------
                                                                      24,406,400
                                                                 ---------------
Total Common Stocks
(Cost $1,131,449,403)                                              1,225,923,959


                  17 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.4%
--------------------------------------------------------------------------------
Undivided interest of 2.30% in joint repurchase
agreement (Principal Amount/Value $1,318,039,000,
with a maturity value of $1,318,355,329) with
UBS Warburg LLC, 2.88%, dated 4/29/05, to
be repurchased at $30,363,285 on 5/2/05,
collateralized by Federal National Mortgage
Assn., 5%--6%, 3/1/34--8/1/34,
with a value of $1,345,611,059
(Cost $30,356,000)                                $ 30,356,000   $    30,356,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $1,161,805,403)                                     99.9%    1,256,279,959
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                         0.1        1,602,645
                                                  ------------------------------
NET ASSETS                                               100.0%  $ 1,257,882,604
                                                  ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of April 30, 2005 amounts to $57,880,000. Transactions during the period in which the issuer was an affiliate are as follows:

                                             SHARES          GROSS         GROSS            SHARES
                                   OCTOBER 31, 2004      ADDITIONS    REDUCTIONS    APRIL 30, 2005
--------------------------------------------------------------------------------------------------
Navarre Corp.                                    --      2,900,000       750,000         2,150,000
NorthStar Realty Finance Corp.            1,689,000        311,000            --         2,000,000
ValueVision Media, Inc., Cl. A              600,000      1,400,000            --         2,000,000

                                                             VALUE      DIVIDEND          REALIZED
                                                        SEE NOTE 1        INCOME              LOSS
--------------------------------------------------------------------------------------------------
Navarre Corp.                                        $  17,200,000       $    --      $  4,818,462
NorthStar Realty Finance Corp.                          20,880,000            --                --
ValueVision Media, Inc., Cl. A                          19,800,000            --                --
                                                     ---------------------------------------------
                                                     $  57,880,000       $    --      $  4,818,462
                                                     =============================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  18 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

April 30, 2005
------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $1,099,757,622)                                    $ 1,198,399,959
Affiliated companies (cost $62,047,781)                                              57,880,000
                                                                                ----------------
                                                                                  1,256,279,959
------------------------------------------------------------------------------------------------
Cash                                                                                    457,026
------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                     19,642,239
Shares of beneficial interest sold                                                    9,533,266
Interest and dividends                                                                  480,354
Other                                                                                    94,694
                                                                                ----------------
Total assets                                                                      1,286,487,538

------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                25,936,385
Shares of beneficial interest redeemed                                                1,932,176
Distribution and service plan fees                                                      259,242
Transfer and shareholder servicing agent fees                                           254,952
Shareholder communications                                                              102,293
Trustees' compensation                                                                   65,118
Other                                                                                    54,768
                                                                                ----------------
Total liabilities                                                                    28,604,934

------------------------------------------------------------------------------------------------
NET ASSETS                                                                      $ 1,257,882,604
                                                                                ================

------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                      $       438,923
------------------------------------------------------------------------------------------------
Additional paid-in capital                                                        1,087,427,446
------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                      (4,298,994)
------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions       79,840,673
------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                           94,474,556
                                                                                ----------------
NET ASSETS                                                                      $ 1,257,882,604
                                                                                ================


                  19 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$787,584,217 and 26,702,716 shares of beneficial interest outstanding)                  $  29.49
Maximum offering price per share (net asset value plus sales charge of 5.75% of
offering price)                                                                         $  31.29
------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $228,145,373
and 8,410,437 shares of beneficial interest outstanding)                                $  27.13
------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $179,304,124
and 6,619,604 shares of beneficial interest outstanding)                                $  27.09
------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $62,848,890
and 2,159,542 shares of beneficial interest outstanding)                                $  29.10

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  20 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended April 30, 2005
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $10,231)        $      4,035,697
--------------------------------------------------------------------------------
Interest                                                                408,564
                                                               -----------------
Total investment income                                               4,444,261

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       4,101,002
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 863,277
Class B                                                               1,126,927
Class C                                                                 779,800
Class N                                                                 126,192
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 778,069
Class B                                                                 326,405
Class C                                                                 210,093
Class N                                                                  84,046
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  68,921
Class B                                                                  45,139
Class C                                                                  18,332
Class N                                                                   2,367
--------------------------------------------------------------------------------
Trustees' compensation                                                   29,095
--------------------------------------------------------------------------------
Custodian fees and expenses                                              13,450
--------------------------------------------------------------------------------
Other                                                                   131,105
                                                               -----------------
Total expenses                                                        8,704,220
Less reduction to custodian expenses                                     (9,227)
                                                               -----------------
Net expenses                                                          8,694,993

--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                  (4,250,732)

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments:
 Unaffiliated companies                                              85,039,400
 Affiliated companies                                                (4,818,462)
Foreign currency transactions                                              (810)
                                                               -----------------
Net realized gain                                                    80,220,128
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                 (9,374,593)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $     66,594,803
                                                               =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  21 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   SIX MONTHS              YEAR
                                                                                        ENDED             ENDED
                                                                               APRIL 30, 2005       OCTOBER 31,
                                                                                  (UNAUDITED)              2004
----------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------
Net investment loss                                                           $    (4,250,732)   $   (6,942,526)
----------------------------------------------------------------------------------------------------------------
Net realized gain                                                                  80,220,128       124,429,362
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                              (9,374,593)       14,520,760
                                                                              ----------------------------------
Net increase in net assets resulting from operations                               66,594,803       132,007,596

----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                           (61,107,254)      (16,996,526)
Class B                                                                           (22,766,115)       (9,005,226)
Class C                                                                           (14,629,531)       (3,905,268)
Class N                                                                            (4,196,588)         (673,503)

----------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                           264,532,096       152,733,067
Class B                                                                            36,241,522         2,246,042
Class C                                                                            63,286,788        38,042,967
Class N                                                                            28,305,547        22,066,171

----------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------
Total increase                                                                    356,261,268       316,515,320
----------------------------------------------------------------------------------------------------------------
Beginning of period                                                               901,621,336       585,106,016
                                                                              ----------------------------------
End of period (including accumulated net investment loss of
$4,298,994 and $48,262, respectively)                                         $ 1,257,882,604    $  901,621,336
                                                                              ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  22 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SIX MONTHS                                                                   YEAR
                                                     ENDED                                                                  ENDED
                                            APRIL 30, 2005                                                               OCT. 31,
CLASS A                                        (UNAUDITED)           2004          2003          2002          2001          2000
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $   30.08     $    26.11     $   19.18     $   19.53     $   21.26     $   16.82
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.07) 1        (.17) 1       (.04)         (.19)         (.23)         (.16)
Net realized and unrealized gain (loss)               2.66           5.42          6.97          (.09)         (.47)         4.60
                                                 ----------------------------------------------------------------------------------
Total from investment operations                      2.59           5.25          6.93          (.28)         (.70)         4.44
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Distributions from net realized gain                 (3.18)         (1.28)           --          (.07)        (1.03)           -- 2
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                   $   29.49     $    30.08     $   26.11     $   19.18     $   19.53     $   21.26
                                                 ==================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                    8.64%         20.90%        36.13%        (1.45)%       (3.02)%       26.40%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $ 787,584     $  543,999     $ 330,215     $ 222,029     $ 172,395     $ 157,759
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $ 711,310     $  436,617     $ 245,319     $ 231,657     $ 163,007     $ 147,952
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                  (0.45)%        (0.61)%       (0.12)%       (0.69)%       (1.06)%       (0.95)%
Total expenses                                        1.24%          1.35%         1.59%         1.68%         1.86%         1.90%
Expenses after payments and waivers and
reduction to custodian expenses                        N/A 5          N/A 5        1.56%         1.66%          N/A 5,6       N/A 5
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 58%           163%          163%          151%          162%          166%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  23 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                SIX MONTHS                                                                   YEAR
                                                     ENDED                                                                  ENDED
                                            APRIL 30, 2005                                                               OCT. 31,
CLASS B                                        (UNAUDITED)           2004          2003          2002          2001          2000
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $   28.01     $    24.59     $   18.20     $   18.65     $   20.47     $   16.28
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.18) 1        (.37) 1       (.17)         (.18)         (.23)         (.33)
Net realized and unrealized gain (loss)               2.48           5.07          6.56          (.20)         (.56)         4.52
                                                 ----------------------------------------------------------------------------------
Total from investment operations                      2.30           4.70          6.39          (.38)         (.79)         4.19
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Distributions from net realized gain                 (3.18)         (1.28)           --          (.07)        (1.03)           -- 2
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                   $   27.13     $    28.01     $   24.59     $   18.20     $   18.65     $   20.47
                                                 ==================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                    8.21%         19.91%        35.11%        (2.06)%       (3.60)%       25.74%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $ 228,146     $  198,971     $ 171,896     $ 129,885     $  95,418     $  83,859
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $ 227,864     $  190,251     $ 137,734     $ 134,304     $  88,235     $  79,526
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                  (1.29)%        (1.43)%       (0.85)%       (1.34)%       (1.65)%       (1.48)%
Total expenses                                        2.08%          2.18%         2.42%         2.34%         2.45%         2.44%
Expenses after payments and waivers and
reduction to custodian expenses                        N/A 5          N/A 5        2.29%         2.32%          N/A 5,6       N/A 5
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 58%           163%          163%          151%          162%          166%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  24 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

                                                SIX MONTHS                                                                   YEAR
                                                     ENDED                                                                  ENDED
                                            APRIL 30, 2005                                                               OCT. 31,
CLASS C                                        (UNAUDITED)           2004          2003          2002          2001          2000
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $   27.97     $    24.55     $   18.17     $   18.62     $   20.44     $   16.25
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.18) 1        (.37) 1       (.13)         (.10)         (.19)         (.33)
Net realized and unrealized gain (loss)               2.48           5.07          6.51          (.28)         (.60)         4.52
                                                 ----------------------------------------------------------------------------------
Total from investment operations                      2.30           4.70          6.38          (.38)         (.79)         4.19
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Distributions from net realized gain                 (3.18)         (1.28)           --          (.07)        (1.03)           -- 2
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                   $   27.09     $    27.97     $   24.55     $   18.17     $   18.62     $   20.44
                                                 ==================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                    8.23%         19.95%        35.11%        (2.06)%       (3.61)%       25.79%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $ 179,304     $  122,329     $  71,779     $  46,360     $  26,604     $  22,173
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $ 157,836     $   96,555     $  53,649     $  45,455     $  24,134     $  20,521
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                  (1.26)%        (1.42)%       (0.85)%       (1.33)%       (1.64)%       (1.49)%
Total expenses                                        2.04%          2.16%         2.40%         2.33%         2.45%         2.44%
Expenses after payments and waivers and
reduction to custodian expenses                        N/A 5          N/A 5        2.30%         2.31%          N/A 5,6       N/A 5
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 58%           163%          163%          151%          162%          166%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  25 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                     SIX MONTHS                                                     YEAR
                                                          ENDED                                                    ENDED
                                                 APRIL 30, 2005                                                 OCT. 31,
 CLASS N                                            (UNAUDITED)           2004          2003          2002        2001 1
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   29.77     $    25.98     $   19.13     $   19.51     $   19.58
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                        (.12) 2        (.26) 2       (.11)         (.27)         (.04)
Net realized and unrealized gain (loss)                    2.63           5.33          6.96          (.04)         (.03)
                                                      ---------------------------------------------------------------------
Total from investment operations                           2.51           5.07          6.85          (.31)         (.07)
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                      (3.18)         (1.28)           --          (.07)           --
---------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                        $   29.10         $29.77     $   25.98     $   19.13     $   19.51
                                                      =====================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                         8.45%         20.29%        35.81%        (1.61)%       (0.36)%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $  62,849     $   36,322     $  11,216     $   4,558     $     409
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $  51,100     $   21,951     $   6,722     $   2,882     $     106
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                       (0.81)%        (0.93)%       (0.36)%       (0.78)%       (1.14)%
Total expenses                                             1.59%          1.70%         2.01%         1.82%         2.01%
Expenses after payments and waivers and
reduction to custodian expenses                             N/A 5         1.66%         1.80%         1.80%          N/A 5,6
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      58%           163%          163%          151%          162%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  26 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Small Cap Value Fund (the Fund), a series of Oppenheimer Quest For Value Funds, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. Effective June 24, 2005, the Fund changed its name to Oppenheimer Small- & Mid- Cap Value Fund. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and


                  27 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


                  28 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of April 30, 2005, the Fund had no estimated unused capital loss carryforward available for federal income tax purposes. During the year ended October 31, 2004, the Fund did not utilize capital loss carryforward to offset capital gains realized in that fiscal year.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended April 30, 2005, the Fund's projected benefit obligations were increased by $11,795 and payments of $799 were made to retired trustees, resulting in an accumulated liability of $53,570 as of April 30, 2005.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at


                  29 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           SIX MONTHS ENDED APRIL 30, 2005          YEAR ENDED OCTOBER 31, 2004
                                 SHARES             AMOUNT              SHARES           AMOUNT
--------------------------------------------------------------------------------------------------
CLASS A
Sold                         10,201,043    $   315,895,410           8,776,725   $  247,299,487
Dividends and/or
distributions reinvested      1,967,398         57,900,523             633,321       16,346,018
Redeemed                     (3,549,371)      (109,263,837) 1       (3,975,589)    (110,912,438) 2
                             ---------------------------------------------------------------------
Net increase                  8,619,070    $   264,532,096           5,434,457   $  152,733,067
                             =====================================================================

--------------------------------------------------------------------------------------------------
CLASS B
Sold                          1,678,810    $    47,998,518           2,234,686   $    58,583,041
Dividends and/or
distributions reinvested        780,886         21,201,072             344,832        8,348,406
Redeemed                     (1,152,548)       (32,958,068) 1       (2,467,247)     (64,682,405) 2
                             ---------------------------------------------------------------------
Net increase                  1,307,148    $    36,241,522             112,271   $    2,249,042
                             =====================================================================


                  30 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

                           SIX MONTHS ENDED APRIL 30, 2005          YEAR ENDED OCTOBER 31, 2004
                                 SHARES             AMOUNT              SHARES           AMOUNT
--------------------------------------------------------------------------------------------------
CLASS C
Sold                          2,388,485    $    67,927,792           2,120,967   $   55,844,893
Dividends and/or
distributions reinvested        473,749         12,843,349             146,833        3,549,968
Redeemed                       (616,461)       (17,484,353) 1         (817,988)     (21,351,894) 2
                             ---------------------------------------------------------------------
Net increase                  2,245,773    $    63,286,788           1,449,812   $   38,042,967
                             =====================================================================

--------------------------------------------------------------------------------------------------
CLASS N
Sold                          1,046,866    $    31,777,733             942,361   $   26,412,337
Dividends and/or
distributions reinvested        130,919          3,807,139              24,717          634,506
Redeemed                       (238,332)        (7,279,325) 1         (178,716)      (4,980,672) 2
                             ---------------------------------------------------------------------
Net increase                    939,453    $    28,305,547             788,362   $   22,066,171
                             =====================================================================

1. Net of redemption fees of $19,328, $6,192, $4,289 and $1,389 for Class A, Class B, Class C and Class N, respectively.

2. Net of redemption fees of $7,733, $3,369, $1,710 and $389 for Class A, Class B, Class C and Class N, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended April 30, 2005, were $929,825,338 and $641,824,714, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.80% of the first $400 million of average annual net assets of the Fund, 0.75% of the next $400 million and 0.60% of average annual net assets in excess of $800 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 30, 2005, the Fund paid $1,353,304 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. Under the Plan, the Fund pays a service fee to the Distributor of 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under


                  31 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

the Plan, the Fund may also pay an asset-based sales charge to the Distributor. Beginning January 1, 2003, the Board of Trustees set the annual asset-based sales charge rate at zero. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at April 30, 2005 for Class B, Class C and Class N shares were $1,972,728, $1,946,135 and $452,381, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                       CLASS A         CLASS B         CLASS C          CLASS N
                       CLASS A      CONTINGENT      CONTINGENT      CONTINGENT       CONTINGENT
                     FRONT-END        DEFERRED        DEFERRED        DEFERRED         DEFERRED
                 SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES    SALES CHARGES
SIX MONTHS         RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY      RETAINED BY
ENDED              DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR      DISTRIBUTOR
-----------------------------------------------------------------------------------------------
April 30, 2005      $  570,300       $  10,793      $  173,836       $  14,614         $  7,422

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.


                  32 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of April 30, 2005, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                  33 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  34 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers and the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board noted that the relatively low redemption rate for funds advised by the Manager provided an indication of shareholder satisfaction with the overall level of services provided by the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Christopher Leavy and John Damian and the Manager's Value investment team and analysts. Messrs. Leavy and Damian have had over 12 and 7 years of experience, respectively, managing equity investments. Messrs. Leavy and Damian have been the persons primarily responsible for the day-to-day management of the Fund's portfolio since 2001. Mr. Leavy has been a Senior Vice President of the Manager since September 2000 and was a


                  35 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

portfolio manager at Morgan Stanley Dean Witter Investment Management from 1997 through September 2000. He is a portfolio manager of 11 portfolios and three other accounts in the OppenheimerFunds complex. Mr. Damian has been a Vice President of the Manager since September 2001 and was Senior Analyst/Director for Citigroup Asset Management from November 1999 through September 2001 and Senior Research Analyst for Pzena Investment Management from October 1997 through November 1999. He is a portfolio manager of two portfolios in the OppenheimerFunds complex.

      The Board reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other small-cap value funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board noted that the Fund's one- and three-year performance was better than its peer group average. However its five-year performance was below its peer group average and its ten-year performance was disappointing.

      MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other small-cap value funds and other funds with comparable assets levels and distribution features. The Board noted that the Fund's contractual management fees and its total expenses are slightly lower than its peer group average. However the Fund's actual management fee was slightly higher than its peer group average. In addition, the Board evaluated the comparability of the fees charged and the services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).


                  36 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board noted that the fund has recently experienced significant asset growth and that, based on current asset levels, the Fund has passed its last management fee breakpoint.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules. The Board was aware that there are alternatives to retaining the Manager.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                  37 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

ITEM 2.  CODE OF ETHICS

         Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7. DISCLOSURE OF PROXY POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

         Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES

         Not applicable

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

         Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM.

          Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors.

The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

         The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

ITEM 11.  CONTROLS AND PROCEDURES

       (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of April 30, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

       (b) There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

    (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

    (B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)

    (C) EXHIBITS ATTACHED HERETO. (ATTACH PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES AS REQUIRED BY ITEM 7)

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Small- & Mid- Cap Value Fund

By:      /S/ JOHN V. MURPHY
         ----------------------------
         John V. Murphy
         Principal Executive Officer
Date:    June 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ JOHN V. MURPHY
         ----------------------------
         John V. Murphy
         Principal Executive Officer
Date:    June 15, 2005

By:      /S/ BRIAN W. WIXTED
         ----------------------------
         Brian W. Wixted
         Chief Financial Officer
Date:    June 15, 2005